Nature of the business	9 Months Ended
Sep. 30, 2023
Nature of the business [Abstract]
Nature of the business
Note 1. - Nature of the business
Atlantica Sustainable Infrastructure plc (“Atlantica” or the “Company”) is a sustainable infrastructure company with a majority of its business in renewable energy assets. Atlantica currently owns, manages and invests in renewable energy, storage, efficient natural gas and heat, electric transmission lines and water assets focused on North America (the United States, Canada and Mexico), South America (Peru, Chile, Colombia and Uruguay) and EMEA (Spain, Italy, Algeria and South Africa).
Atlantica’s shares trade on the NASDAQ Global Select Market under the symbol “AY”.

In March 2023, the Company completed the process of transitioning O&M services for the assets in Spain where Abengoa was still the supplier to an Atlantica’ subsidiary (Note 5). After this transfer, the Company performs the O&M services with its own personnel for assets representing approximately 72% of the consolidated revenue in 2022. Abengoa currently provides O&M services for assets representing less than 5% of the consolidated revenue of the Company for the year ended December 31, 2022.

The following three assets that the Company had under construction during 2022, finished construction and reached COD in the first quarter of 2023:

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Albisu, a 10 MW PV asset wholly owned by the Company. Albisu is located in the city of Salto (Uruguay). The asset has a 15-year PPA with Montevideo Refrescos, S.R.L, a subsidiary of Coca-Cola Femsa., S.A.B. de C.V. The PPA is denominated in local currency with a maximum and minimum price in U.S. dollars and is adjusted monthly based on a formula referring to U.S. Producer Price Index (PPI), Uruguay’s Consumer Price Index (CPI) and the applicable UYU/U.S. dollar exchange rate.

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La Tolua and Tierra Linda, two wholly owned solar PV assets in Colombia with a combined capacity of 30 MW. Each plant has a 10-year PPA in local currency indexed to local inflation with Coenersa, the largest independent electricity wholesaler in Colombia.

During the year 2022, the Company completed the following investments:

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On January 17, 2022, the Company closed the acquisition of Chile TL4, a 63-mile transmission line and 2 substations in Chile for a total equity investment of $38.4 million (Note 5). The Company expects to expand the transmission line in 2024, which would represent an additional investment of approximately $8 million. The asset has fully contracted revenues in U.S. dollars, with inflation escalation and a 50-year remaining contract life. The off-takers are several mini-hydro plants that receive contracted or regulated payments.

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On April 4, 2022, the Company closed the acquisition of Italy PV 4, a 3.6 MW solar portfolio in Italy for a total equity investment of $3.7 million (Note 5). The asset has regulated revenues under a feed in tariff until 2031.

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On September 2, 2022, the Company completed its third investment through its Chilean renewable energy platform in a 73 MW solar PV plant, Chile PV 3, located in Chile, for $7.7 million corresponding to a 35% of equity interest (Note 5). The Company expects to install batteries with a capacity of approximately 100 MWh in 2024. Total investment including batteries is expected to be in the range of $15 million to $25 million depending on the capital structure. Part of the asset’s revenue is currently based on capacity payments. Adding storage would increase the portion of capacity payments.

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On November 16, 2022, the Company closed the acquisition of a 49% interest, with joint control, in an 80 MW portfolio of solar PV projects in Chile, Chile PMGD, which is currently under construction. Atlantica´s economic rights are expected to be approximately 70%. Total investment in equity and preferred equity is expected to be approximately $30 million and Commercial Operation Date (“COD”) is expected to be progressive in 2024. Revenue for these assets is regulated under the Small Distributed Generation Means Regulation Regime (“PMGD”) for projects with a capacity equal or lower than 9MW, which allows to sell electricity through a stabilized price.

The following table provides an overview of the main operating assets the Company owned or had an interest in as of September 30, 2023:

Assets	Type	Ownership	Location	Currency(9)	Capacity (Gross)	Counterparty Credit Ratings(10)	COD*	Contract Years Remaining(17)

Solana	Renewable (Solar)	100%	Arizona (USA)	USD	280 MW	BBB+/A3/BBB+	2013	20
Mojave	Renewable (Solar)	100%	California (USA)	USD	280 MW	BB-/ Ba2/BB+	2014	16
Coso	Renewable (Geothermal)	100%	California (USA)	USD	135 MW	Investment Grade(11)	1987-1989	18
Elkhorn Valley(16)	Renewable (Wind)	49%	Oregon (USA)	USD	101 MW	BBB/Baa1/--	2007	4
Prairie Star(16)	Renewable (Wind)	49%	Minnesota (USA)	USD	101 MW	--/A3/A-	2007	4
Twin Groves II(16)	Renewable (Wind)	49%	Illinois (USA)	USD	198 MW	BBB/Baa2/--	2008	2
Lone Star II(16)	Renewable (Wind)	49%	Texas (USA)	USD	196 MW	N/A	2008	N/A
Chile PV 1	Renewable (Solar)	35%(1)	Chile	USD	55 MW	N/A	2016	N/A
Chile PV 2	Renewable (Solar)	35%(1)	Chile	USD	40 MW	Not rated	2017	7
Chile PV 3	Renewable (Solar)	35%(1)	Chile	USD	73 MW	N/A	2014	N/A
La Sierpe	Renewable (Solar)	100%	Colombia	COP	20 MW	Not rated	2021	12
La Tolua	Renewable (Solar)	100%	Colombia	COP	20 MW	Not rated	2023	10
Tierra Linda	Renewable (Solar)	100%	Colombia	COP	10 MW	Not rated	2023	10
Albisu	Renewable (Solar)	100%	Uruguay	UYU	10 MW	Not rated	2023	15
Palmatir	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB+/Baa2/BBB(12)	2014	11
Cadonal	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB+/Baa2/BBB(12)	2014	11
Melowind	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB+/Baa2/BBB(12)	2015	12
Mini-Hydro	Renewable (Hydraulic)	100%	Peru	USD	4 MW	BBB/Baa1/BBB	2012	9
Solaben 2 & 3	Renewable (Solar)	70%(2)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	14/14
Solacor 1 & 2	Renewable (Solar)	87%(3)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	13/14
PS10 & PS20	Renewable (Solar)	100%	Spain	Euro	31 MW	A/Baa1/A-	2007&2009	9/11
Helioenergy 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2011	13/13
Helios 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2012	14/14
Solnova 1, 3 & 4	Renewable (Solar)	100%	Spain	Euro	3x50 MW	A/Baa1/A-	2010	12/12/12
Solaben 1 & 6	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2013	15/15
Seville PV	Renewable (Solar)	80%(4)	Spain	Euro	1 MW	A/Baa1/A-	2006	12
Italy PV 1	Renewable (Solar)	100%	Italy	Euro	1.6 MW	BBB/Baa3/BBB	2010	8
Italy PV 2	Renewable (Solar)	100%	Italy	Euro	2.1 MW	BBB/Baa3/BBB	2011	8
Italy PV 3	Renewable (Solar)	100%	Italy	Euro	2.5 MW	BBB/Baa3/BBB	2012	8
Italy PV 4	Renewable (Solar)	100%	Italy	Euro	3.6 MW	BBB/Baa3/BBB	2011	8

Kaxu	Renewable (Solar)	51%(5)	South Africa	Rand	100 MW	BB-/Ba2/BB-(13)	2015	11
Calgary	Efficient natural gas &heat	100%	Canada	CAD	55 MWt	~41% A+ or higher(14)	2010	17
ACT	Efficient natural gas & heat	100%	Mexico	USD	300 MW	BBB/B1/B+	2013	10
Monterrey	Efficient natural gas &heat	30%	Mexico	USD	142 MW	Not rated	2018	23
ATN (15)	Transmission line	100%	Peru	USD	379 miles	BBB/Baa1/BBB	2011	17
ATS	Transmission line	100%	Peru	USD	569 miles	BBB/Baa1/BBB	2014	20
ATN 2	Transmission line	100%	Peru	USD	81 miles	Not rated	2015	10
Quadra 1 & 2	Transmission line	100%	Chile	USD	49 miles/32 miles	Not rated	2014	11/11
Palmucho	Transmission line	100%	Chile	USD	6 miles	BBB/ -- /BBB+	2007	14
Chile TL3	Transmission line	100%	Chile	USD	50 miles	A/A2/A-	1993	N/A
Chile TL4	Transmission line	100%	Chile	USD	63 miles	Not rated	2016	48
Skikda	Water	34.20%(6)	Algeria	USD	3.5 M ft3/day	Not rated	2009	10
Honaine	Water	25.50%(7)	Algeria	USD	7 M ft3/day	Not rated	2012	14
Tenes	Water	51%(8)	Algeria	USD	7 M ft3/day	Not rated	2015	17

(1)	65% of the shares in Chile PV 1, Chile PV 2 and Chile PV 3 are indirectly held by financial partners through the renewable energy platform of the Company in Chile.
(2)	Itochu Corporation holds 30% of the shares in each of Solaben 2 and Solaben 3.
(3)	JGC holds 13% of the shares in each of Solacor 1 and Solacor 2.
(4)	Instituto para la Diversificación y Ahorro de la Energía (“Idae”) holds 20% of the shares in Seville PV.
(5)	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (“IDC”, 29%) and Kaxu Community Trust (20%).
(6)	Algerian Energy Company, SPA owns 49% of Skikda and Sacyr Agua, S.L. owns the remaining 16.8%.
(7)	Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.
(8)
Algerian Energy Company, SPA owns 49% of Tenes. The Company has an investment in Tenes through a secured loan to Befesa Agua Tenes (the holding company of Tenes) and the right to appoint a majority at the board of directors of the project company. Therefore, the Company controls Tenes since May 31, 2020, and fully consolidates the asset from that date.

(9)	Certain contracts denominated in U.S. dollars are payable in local currency.
(10)
Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch. Not applicable (“N/A”) when the asset has no PPA.

(11)
Refers to the credit rating of two Community Choice Aggregators: Silicon Valley Clean Energy and Monterrey Bar Community Power, both with A Rating from S&P and Southern California Public Power Authority. The third off-taker is not rated.

(12)	Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.
(13)	Refers to the credit rating of the Republic of South Africa. The off-taker is Eskom, which is a state-owned utility company in South Africa.
(14)	Refers to the credit rating of a diversified mix of 22 high credit quality clients (~41% A+ rating or higher, the rest is unrated).
(15)	Including ATN Expansion 1 & 2.
(16)	Part of Vento II Portfolio.
(17)	As of September 30, 2023.
(*)	Commercial Operation Date.

In October 2023, Chile PV 2, where the Company owns a 35% equity interest, did not make its debt service payment mainly due to the low electricity prices in Chile, which represents an event of default. The Company and its partner are in conversations with the banks regarding a potential waiver. In addition, Chile PV 1, where the Company owns a 35% equity interest, was not able to maintain the minimum required cash in its debt service reserve account during the third quarter of 2023 due to low electricity prices, which represents an event of default as of September 30, 2023. As a result, although the Company does not expect an acceleration of the debt to be declared by the credit entities, Chile PV 1 did not have an unconditional right to defer the settlement of the debt for at least twelve months and the project debt, which amounts to $49 million as of September 30, 2023 (Note 15), was classified as current in these Consolidated Condensed Interim Financial Statements in accordance with International Accounting Standards 1 (“IAS 1”), “Presentation of Financial Statements”.